Condensed Financial Information of Registrant - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed financial information of registrant [line items]
Dividends	€ 94	€ 120
Aegon N.V [member] | Business combinations [member]
Condensed financial information of registrant [line items]
Dividends	800	1,200	€ 1,400
Capital contributions	€ 200	€ 400	€ 100